Advances for Vessels Under Construction And Acquisition Of Vessels (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Vessels [Line Items]
Pre-delivery yard installments	$ 518,447	$ 127,814	$ 91
Capitalized interest and finance costs	(7,838)	(633)	0
Total	454,612	67,932
24 new building vessels
Vessels [Line Items]
Pre-delivery yard installments	299,129	66,780
Fair value adjustment (Notes 1 and 5)	137,923	0
Bareboat capital leases - upfront hire & handling fees	31,467	0
Capitalized interest and finance costs	11,696	633
Other capitalized costs (Note 3)	4,580	519
Advances for secondhand vessels	79	0
Vessels delivered (Note 5)	(30,262)	0
Total	$ 454,612	$ 67,932